Share Capital (Details Textual) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	May 19, 2022 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨) shares ₨ / shares	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2020 ₨ / shares
Details of Equity [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₨ 30
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | ₨	₨ 4,993
Par value per share		₨ 5	₨ 5		₨ 5
Treasury shares		₨ 1,601	₨ 1,967	$ 21
Rights, preferences and restrictions attaching to class of share capital		The Company has only one class of equity shares having a par value of Rs.5 per share. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held. Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India. In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.
Dr Reddys Employees Stock Option Scheme 2018 [Member]
Details of Equity [Line Items]
Number of share options exercised | shares		106,730	85,250
Number of Treasury shares outstanding | shares		468,471	575,201	468,471
Treasury shares | ₨		₨ 1,601	₨ 1,967
Weighted average exercise price of share options exercised in share-based payment arrangement		₨ 2,607	₨ 2,814
Weighted average share price		₨ 3,679